Goodwill Impairment Charge by Reporting Unit (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Jul. 01, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Net Goodwill balance after impairment	$ 3,827	$ 3,828	$ 527	$ 3,812	$ 3,777
Availability Services
Goodwill [Line Items]
Net Goodwill balance before impairment				914
Impairment Charge				(385)
Net Goodwill balance after impairment				$ 529